Schedule of compensation for key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and short-term benefits	$ 2,025	$ 1,848	$ 1,646
Consultant’s fees		17	163
Post-retirement benefits	37	63	70
Stock-based compensation	284	460	295
Compensation of key management	$ 2,346	$ 2,388	$ 2,174